STOCK OPTIONS (Details Narrative) - USD ($)							3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 07, 2023	Aug. 29, 2022	Sep. 22, 2020	Jul. 02, 2020	Jun. 23, 2020	Oct. 18, 2018	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2022	May 13, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross										6,015
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number							31,027	31,027		29,516
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value							$ 0	$ 0		$ 0	$ 120,614
Shares Issued, Price Per Share							$ 3.58	$ 3.58		$ 5.28	$ 28.07	$ 21.00	$ 77.00
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount										$ 90,665
Share-Based Payment Arrangement, Noncash Expense								$ 18,164	$ 65,270
Employee Benefits and Share-Based Compensation	$ 173,991						$ 3,917	$ 18,164
Employees and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			3 years
Share-Based Payment Arrangement, Noncash Expense										$ 84,171	$ 223,216
Minimum [Member] | Employees and Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Amount Capitalized			$ 1,000,000
2018 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				10,205	3,021					12,995
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number						27,211
Share-Based Compensation Arrangement by Share-Based Payment Award, Description				The options shall vest quarterly over two years commencing June 1, 2020, whereby	The options shall vest quarterly over two years commencing June 23, 2020, whereby
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				12.50%	12.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value				$ 344,767
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized				14,210
Stock Issued During Period, Shares, Employee Stock Purchase Plans				41,421
2018 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						27,211
2022 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		142,858
2022 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		142,858
2022 Equity Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross										136,843